Earnings per Unit - Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net income	$ 80,249	$ 58,089	$ 32,729
Denominator
Weighted average shares of common units outstanding, Basic	7,710,656	5,100,000	1,000
Weighted average shares of common units outstanding, Diluted	7,710,656	5,100,000	1,000
Basic earnings per unit	$ 10.41	$ 11.39	$ 32,729
Diluted earnings per unit	$ 10.41	$ 11.39	$ 32,729